Contingency and Capital Commitments - Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 275,183,835	¥ 258,074,479
Loan commitments [member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	62,151,698	62,724,820
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	9,204,996	9,409,066
Loan commitments and financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 71,356,694	¥ 72,133,886